S-K 1602(a)(3) Forepart, Sponsor Compensation	Dec. 04, 2025 USD ($) shares
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,916,667
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Underwriters Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	250,000